UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brown Capital Management, LLC
Address:  1201 N. Calvert Street
          Baltimore, MD 21202

Form 13F File Number:  028-03139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eddie C. Brown
Title:    President
Phone:    410-837-3234

Signature, Place, and Date of Signing:

      /s/ Eddie C. Brown              Baltimore, MD           November 10, 2011
      ------------------              -------------           -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          118
                                         -----------

Form 13F Information Table Value Total:  $ 2,827,676
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1             COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
---------------------------- ------------- --------- ----------- -------------------- ---------- -------- --------------------------
                                                                                                               VOTING AUTHORITY
                               TITLE OF                 VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   --------------------------
       NAME OF ISSUER            CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
---------------------------- ------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ---------
BRUKER CORP                  COM           116794108      16,918   1,250,379 SH       SOLE                  765,779          484,600
CANTEL MEDICAL CORP          COM           138098108      52,428   2,482,372 SH       SOLE                1,473,325        1,009,047
CARBO CERAMICS INC           COM           140781105      61,756     602,321 SH       SOLE                  339,578          262,743
CATERPILLAR INC DEL          COM           149123101       3,741      50,659 SH       SOLE                   13,077           37,582
CELGENE CORP                 COM           151020104      14,837     239,608 SH       SOLE                   79,228          160,380
CERNER CORP                  COM           156782104       2,427      35,420 SH       SOLE                   35,420
CHEVRON CORP NEW             COM           166764100         292       3,153 SH       SOLE                                     3,153
COACH INC                    COM           189754104       2,436      46,994 SH       SOLE                   28,910           18,084
COGNEX CORP                  COM           192422103      75,253   2,775,855 SH       SOLE                1,554,844        1,221,011
CONCUR TECHNOLOGIES INC      COM           206708109      65,543   1,760,966 SH       SOLE                  948,839          812,127
COVANCE INC                  COM           222816100       4,643     102,161 SH       SOLE                   67,777           34,384
DANAHER CORP DEL             COM           235851102         245       5,844 SH       SOLE                    1,000            4,844
DICKS SPORTING GOODS INC     COM           253393102      13,160     393,309 SH       SOLE                  121,978          271,331
DIODES INC                   COM           254543101      65,312   3,644,624 SH       SOLE                2,054,906        1,589,718
DYNAMIC MATLS CORP           COM           267888105      34,452   2,187,433 SH       SOLE                1,170,208        1,017,225
E M C CORP MASS              COM           268648102       7,982     380,261 SH       SOLE                   88,878          291,383
ECOLAB INC                   COM           278865100       5,883     120,323 SH       SOLE                   66,820           53,503
ENERNOC INC                  COM           292764107      22,289   2,476,535 SH       SOLE                1,400,041        1,076,494
EXPEDITORS INTL WASH INC     COM           302130109       3,983      98,216 SH       SOLE                   53,812           44,404
FLIR SYS INC                 COM           302445101      54,144   2,161,412 SH       SOLE                1,361,984          799,428
FACTSET RESH SYS INC         COM           303075105       3,215      36,133 SH       SOLE                   15,530           20,603
FASTENAL CO                  COM           311900104       3,815     114,637 SH       SOLE                   47,731           66,906
FLAMEL TECHNOLOGIES SA       SPONSORED ADR 338488109       2,208     529,528 SH       SOLE                  290,165          239,363
GILEAD SCIENCES INC          COM           375558103         210       5,413 SH       SOLE                      169            5,244
GRAINGER W W INC             COM           384802104         389       2,600 SH       SOLE                                     2,600
GREEN MTN COFFEE ROASTERS IN COM           393122106      42,170     453,732 SH       SOLE                  231,315          222,417
HUMAN GENOME SCIENCES INC    COM           444903108       4,513     355,618 SH       SOLE                  197,657          157,961
HUNT J B TRANS SVCS INC      COM           445658107       2,507      69,408 SH       SOLE                   33,187           36,221
INTERNATIONAL BUSINESS MACHS COM           459200101       4,132      23,609 SH       SOLE                   14,890            8,719
IRON MTN INC                 COM           462846106       3,635     114,972 SH       SOLE                   56,498           58,474
KENSEY NASH CORP             COM           490057106      29,320   1,196,748 SH       SOLE                  601,160          595,588
MSC INDL DIRECT INC          CL A          553530106       5,355      94,844 SH       SOLE                   52,005           42,839
MANHATTAN ASSOCS INC         COM           562750109      65,842   1,990,396 SH       SOLE                1,215,858          774,538
MCDONALDS CORP               COM           580135101         451       5,133 SH       SOLE                      108            5,025
MEASUREMENT SPECIALTIES INC  COM           583421102      73,080   2,815,098 SH       SOLE                1,422,075        1,393,023
MEDASSETS INC                COM           584045108      55,512   5,776,500 SH       SOLE                2,619,918        3,156,582
MEDICIS PHARMACEUTICAL CORP  CL A NEW      584690309      59,035   1,618,282 SH       SOLE                1,027,653          590,629
MERIDIAN BIOSCIENCE INC      COM           589584101      55,566   3,530,274 SH       SOLE                2,115,284        1,414,990
NEOGEN CORP                  COM           640491106      86,158   2,481,508 SH       SOLE                1,443,436        1,038,072
PALL CORP                    COM           696429307         233       5,500 SH       SOLE                                     5,500
PAREXEL INTL CORP            COM           699462107      12,263     647,823 SH       SOLE                  182,549          465,274
PEETS COFFEE & TEA INC       COM           705560100      63,025   1,132,737 SH       SOLE                  615,702          517,035
PEPSICO INC                  COM           713448108         328       5,294 SH       SOLE                      118            5,176
PETMED EXPRESS INC           COM           716382106      15,734   1,748,248 SH       SOLE                  584,173        1,164,075
PHILIP MORRIS INTL INC       COM           718172109       1,873      30,019 SH       SOLE                   20,063            9,956
PULTE GROUP INC              COM           745867101         282      71,315 SH       SOLE                   52,717           18,598
QUALITY SYS INC              COM           747582104     105,094   1,083,439 SH       SOLE                  578,120          505,319
ROVI CORP                    COM           779376102      76,399   1,777,547 SH       SOLE                  974,712          802,835
ST JUDE MED INC              COM           790849103       5,633     155,652 SH       SOLE                   84,300           71,352
SASOL LTD                    SPONSORED ADR 803866300      15,769     388,411 SH       SOLE                  153,922          234,489
SCHLUMBERGER LTD             COM           806857108         258       4,317 SH       SOLE                    2,788            1,529
SIGMA ALDRICH CORP           COM           826552101       1,925      31,157 SH       SOLE                   26,357            4,800
STAPLES INC                  COM           855030102       2,639     198,417 SH       SOLE                   90,843          107,574
STARBUCKS CORP               COM           855244109       4,787     128,366 SH       SOLE                   60,204           68,162
STIFEL FINL CORP             COM           860630102       4,013     151,090 SH       SOLE                   74,997           76,093
STRYKER CORP                 COM           863667101         956      20,287 SH       SOLE                   16,623            3,664
SUN HYDRAULICS CORP          COM           866942105      58,812   2,885,773 SH       SOLE                1,668,591        1,217,182
SYSCO CORP                   COM           871829107         254       9,823 SH       SOLE                      270            9,553
TECHNE CORP                  COM           878377100      71,308   1,048,499 SH       SOLE                  642,983          405,516
TOLL BROTHERS INC            COM           889478103       2,208     152,992 SH       SOLE                   81,645           71,347
TRACTOR SUPPLY CO            COM           892356106      13,106     209,536 SH       SOLE                   61,793          147,743
TRIMBLE NAVIGATION LTD       COM           896239100       6,519     194,315 SH       SOLE                   96,513           97,802
TYLER TECHNOLOGIES INC       COM           902252105      81,986   3,243,103 SH       SOLE                1,892,734        1,350,369
UNITED PARCEL SERVICE INC    CL B          911312106         245       3,881 SH       SOLE                      111            3,770
UNITED TECHNOLOGIES CORP     COM           913017109       1,516      21,545 SH       SOLE                   16,760            4,785
WATERS CORP                  COM           941848103       4,722      62,553 SH       SOLE                   40,306           22,247
WESTERN UN CO                COM           959802109       4,145     271,088 SH       SOLE                  143,422          127,666
WISCONSIN ENERGY CORP        COM           976657106         326      10,431 SH       SOLE                      272           10,159
YORK WTR CO                  COM           987184108         182      11,250 SH       SOLE                                    11,250
AFLAC INC                    COM           001055102         604      17,278 SH       SOLE                   11,842            5,436
ABAXIS INC                   COM           002567105      82,434   3,598,128 SH       SOLE                1,979,898        1,618,230
ABBOTT LABS                  COM           002824100       1,386      27,110 SH       SOLE                   16,349           10,761
ACCELRYS INC                 COM           00430U103      46,633   7,695,171 SH       SOLE                3,971,560        3,723,611
ACI WORLDWIDE INC            COM           004498101      48,303   1,753,918 SH       SOLE                  932,414          821,504
AKAMAI TECHNOLOGIES INC      COM           00971T101       1,619      81,460 SH       SOLE                   47,435           34,025
ALBANY MOLECULAR RESH INC    COM           012423109       4,192   1,486,683 SH       SOLE                  498,726          987,957
ALLSCRIPTS HEALTHCARE SOLUTN COM           01988P108      11,025     611,797 SH       SOLE                  195,340          416,457
AMERICAN SOFTWARE INC        CL A          029683109      27,938   3,853,459 SH       SOLE                2,263,522        1,589,937
ANSYS INC                    COM           03662Q105      72,651   1,481,467 SH       SOLE                  707,021          774,446
APPLE INC                    COM           037833100       8,014      21,024 SH       SOLE                    7,023           14,001
AUTOMATIC DATA PROCESSING IN COM           053015103         300       6,355 SH       SOLE                      160            6,195
BALCHEM CORP                 COM           057665200      84,213   2,257,127 SH       SOLE                1,217,735        1,039,392
BLACKBAUD INC                COM           09227Q100      75,623   3,395,738 SH       SOLE                2,003,637        1,392,101
CAMERON INTERNATIONAL CORP   COM           13342B105       5,821     140,129 SH       SOLE                   67,870           72,259
CISCO SYS INC                COM           17275R102         265      17,091 SH       SOLE                      560           16,531
DTS INC                      COM           23335C101      52,842   2,128,151 SH       SOLE                1,218,788          909,363
DIAMOND OFFSHORE DRILLING IN COM           25271C102       5,113      93,410 SH       SOLE                   43,820           49,590
DOLBY LABORATORIES INC       COM           25659T107      45,788   1,668,647 SH       SOLE                1,068,906          599,741
EXXON MOBIL CORP             COM           30231G102         513       7,063 SH       SOLE                       85            6,978
FEI CO                       COM           30241L109      95,381   3,183,607 SH       SOLE                1,714,696        1,468,911
GEN-PROBE INC NEW            COM           36866T103      69,560   1,215,025 SH       SOLE                  699,755          515,270
GOLDMAN SACHS GROUP INC      COM           38141G104       4,212      44,551 SH       SOLE                   11,690           32,861
GOOGLE INC                   CL A          38259P508       7,800      15,164 SH       SOLE                    3,860           11,304
HITTITE MICROWAVE CORP       COM           43365Y104      73,547   1,510,198 SH       SOLE                  849,178          661,020
ICON PUB LTD CO              SPONSORED ADR 45103T107       7,238     450,146 SH       SOLE                  246,561          203,585
IDEXX LABS INC               COM           45168D104       1,997      28,960 SH       SOLE                   14,913           14,047
INCYTE CORP                  COM           45337C102      25,578   1,830,915 SH       SOLE                  711,779        1,119,136
IRIS INTL INC                COM           46270W105      28,654   3,194,401 SH       SOLE                1,552,406        1,641,995
JPMORGAN CHASE & CO          COM           46625H100       6,002     199,265 SH       SOLE                   39,592          159,673
MEDIDATA SOLUTIONS INC       COM           58471A105      59,297   3,606,884 SH       SOLE                2,096,643        1,510,241
MYRIAD GENETICS INC          COM           62855J104       2,292     122,318 SH       SOLE                   64,159           58,159
NIC INC                      COM           62914B100      75,631   6,605,363 SH       SOLE                3,734,671        2,870,692
NVR INC                      COM           62944T105       2,520       4,173 SH       SOLE                    2,182            1,991
NETAPP INC                   COM           64110D104       6,141     180,937 SH       SOLE                   89,571           91,366
NETSCOUT SYS INC             COM           64115T104      41,689   3,650,558 SH       SOLE                2,229,348        1,421,210
NUANCE COMMUNICATIONS INC    COM           67020Y100      46,435   2,280,709 SH       SOLE                1,601,969          678,740
ORACLE CORP                  COM           68389X105       7,099     247,018 SH       SOLE                   60,299          186,719
PRAXAIR INC                  COM           74005P104         933       9,982 SH       SOLE                    7,113            2,869
PRICE T ROWE GROUP INC       COM           74144T108      12,005     251,296 SH       SOLE                   80,943          170,353
PROS HOLDINGS INC            COM           74346Y103      57,330   4,447,605 SH       SOLE                2,456,337        1,991,268
QUANTA SVCS INC              COM           74762E102      13,578     722,632 SH       SOLE                  277,681          444,951
SHIRE PLC                    SPONSORED ADR 82481R106       8,224      87,556 SH       SOLE                   47,571           39,985
TARGET CORP                  COM           87612E106       1,390      28,341 SH       SOLE                   20,200            8,141
3M CO                        COM           88579Y101       1,144      15,940 SH       SOLE                   13,861            2,079
INVESCO LTD                  SHS           G491BT108       4,405     283,995 SH       SOLE                  155,505          128,490
NABORS INDUSTRIES LTD        SHS           G6359F103       8,169     666,318 SH       SOLE                  256,487          409,831
TRANSOCEAN LTD               REG SHS       H8817H100      12,196     255,457 SH       SOLE                  101,517          153,940
TYCO INTERNATIONAL LTD       SHS           H89128104      10,575     259,517 SH       SOLE                  141,784          117,733